LEASES - Company's recognition of its operating lease (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Assets
Operating lease right-of-use asset	$ 48,962	$ 68,229	$ 82,000	$ 24,453	$ 60,000
Total lease assets	48,962	68,229
Current
Current portion of operating lease liability	45,043
Non-current
Operating lease liability	4,172
Total lease liabilities	$ 49,215	$ 68,599	$ 82,000		$ 65,000